Summary of significant accounting policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2022
Computer equipment
Property, plant and equipment
Estimated useful life	3 years
Laboratory equipment
Property, plant and equipment
Estimated useful life	4 years
Furniture and fixtures
Property, plant and equipment
Estimated useful life	5 years
Chemical library
Property, plant and equipment
Estimated useful life	5 years